SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2025
Restricted Stock
SHARE-BASED COMPENSATION
Summary of share options activities

		Weighted average fair value
	Number of nonvested	per ordinary share
	restricted shares	at the grant dates
Unvested as of December 31, 2023	$106	$41,922
Granted	115,169	$904.5
Vested	(115,169)	$904.5
Unvested as of December 31, 2024	$106	$41,922
Forfeited	—	$—
Granted	3,592,183	$9.80
Vested	(3,592,183)	$9.80
Unvested as of December 31, 2025	$106	$41,922